Residential Loans at Amortized Cost, Net - Schedule of Ending Balance of Allowance for Loan Losses and Recorded Investment in Residential Loans Carried at Amortized Cost by Basis of Accounting (Detail) (USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses
Loans collectively evaluated for impairment	$ 10,372		$ 13,058			$ 19,408
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	1,558		1,262			1,027
Total	11,930	12,084	14,320	18,306	19,932	20,435	13,824	15,907
Recorded investment in residential loans at amortized cost
Loans collectively evaluated for impairment	1,347,883		1,383,252			1,483,389
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	25,200		25,939			27,367
Total	$ 1,373,083		$ 1,409,191			$ 1,510,756